FAIR VALUE MEASUREMENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Fair Value
FAIR VALUE MEASUREMENTS

4.                                      FAIR VALUE MEASUREMENTS

As defined in ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), fair value is based on the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In order to increase consistency and comparability in fair value measurements, ASC 820 establishes a fair value hierarchy that prioritizes observable and unobservable inputs used to measure fair value into three broad levels, which are described below:

•                  Level 1: Quoted prices (unadjusted) in active markets that are accessible at the measurement date for assets or liabilities. The fair value hierarchy gives the highest priority to Level 1 inputs.

•                  Level 2: Inputs other than quoted prices within Level 1 that are observable for the asset or liability, either directly or indirectly.

•                  Level 3: Unobservable inputs that are used when little or no market data is available. The fair value hierarchy gives the lowest priority to Level 3 inputs.

In determining fair value, the Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible as well as considers counterparty credit risk in its assessment of fair value.

The fair value of the Company’s financial assets and liabilities that are measured on a recurring basis were determined using the following inputs as of December 31, 2011:

	Level 1	Level 2	Level 3	Total
	$000	$000	$000	$000
ASSETS
Cash equivalents	19,894	—	—	19,894
Total assets	19,894	—	—	19,894

LIABILITIES
Other liabilities measured at fair value:
Warrants liability	—	—	51	51
Scottish Enterprise agreement	—	—	20	20
Other liabilities measured at fair value	—	—	71	71
Total liabilities	—	—	71	71

The fair value of the Company’s financial assets and liabilities that are measured on a recurring basis were determined using the following inputs as of September 30, 2012:

	Level 1	Level 2	Level 3	Total
	$000	$000	$000	$000
ASSETS
Cash equivalents	—	14,592	—
Total assets	—	14,592	—

LIABILITIES
Economic rights	—	—	1,070	1,070
Other liabilities measured at fair value:
Warrants liability	—	—	—	—
Scottish Enterprise agreement	—	—	20	20
Other liabilities measured at fair value	—	—	20	20
Total liabilities	—	—	1,090	1,090

The following table reconciles the beginning and ending balances of Level 3 inputs for the nine months ended September 30, 2012:

Level 3
$000
Balance as of December 31, 2011	71
Sale of Economic Rights	1,097
Change in valuation of Economic Rights	(27)
Change in valuation of warrants liability	(51)
Balance as of September 30, 2012	1,090

Economic Rights

On March 22, 2012, the Company entered into a financing agreement with certain existing institutional stockholders.  Under the terms of the agreement, investors received contractual rights to receive cash equal to 10% of any future litigation settlement related to the specified intellectual property, subject to a cap.  In certain defined situations, the Company may have to issue either additional common shares or warrants (Collectively, the “Economic Rights”).

The Economic Rights are accounted for as a derivative financial instrument under ASC 815, Derivative financial instruments (“ASC 815”), and are measured at fair value. Changes in fair value are recognized in earnings.  The fair value of the Economic Rights has been estimated using a decision-tree analysis method.  This is an income-based method that incorporates the expected benefits, costs and probabilities of contingent outcomes under varying scenarios.  Each scenario within the decision-tree is discounted to the present value using the company’s credit adjusted risk-free rate and ascribed a weighted probability to determine the fair value.

The Company has concluded the fair value of this liability was approximately $1.1 million as of September 30, 2012, respectively.  The fair value of the Economic Rights increased approximately $0.1  million and decreased $27,000 for the three months and nine months ended September 30, 2012, respectively. Decreases and increases in the valuation of Economic Rights are recognized in the consolidated statement of operations as gains and losses, respectively.

The most significant inputs in estimating the fair value of this liability are:

(i)        The Company’s credit adjusted risk-free rate, which has been derived from the observable returns on debt for more developed pharmaceuticals companies, adjusted for the Company’s risk profile.

(ii)       The amount of the return to the investors, which will vary depending on:

a.                          The outcome of the litigation, including consideration of whether the litigation may be resolved in a jury trial or settled out of court;

b.                          The amount of the settlement or award, which the Company has estimated predominantly based on observable royalty rates arising from the settlement of other cases of intellectual property litigation; and

c.                           The form of the settlement or award.

(iii)      The projected timing of the cash flows to the investors, which could vary between several months to several years depending upon whether the litigation is settled, when the court may decide the case, whether any appeal is made on any court decision and the form of any settlement or award.

(iv)      The number of contingent warrants that could be issued, which is based on a formula.

The decision-tree analysis model used to calculate the fair value of the derivative requires the probability of alternative scenarios to be determined at a series of decision points.  Each scenario may contain more than one decision point resulting in further scenarios.  Therefore, the probability estimates made by management at each decision point are a significant input to the valuation model.

All of these inputs are unobservable inputs, which have an interrelated effect on the fair value of the derivative.  It is not possible to evaluate the impact on the fair value of each factor in combination.  However, generally the fair value of the derivative liability will increase, (i) the higher the value of the expected settlement or award, (ii) the lower the discount rate employed and (iii) the more likely it is that a settlement or award will be made.  The fair value of the derivative liability will decrease if the timing of settlement is delayed, the expected settlement decreases, or anticipated litigation costs increase.  The impact on the fair value of the derivative liability related to the probability of whether the litigation is settled prior to the court hearing or whether a settlement award is made by the court and the form of the settlement will depend on the other factors above and cannot be estimated in isolation.

The decision-tree analysis model has been performed by valuation specialists, based on inputs provided by the Company and other sources. At each reporting period, the inputs to the model will be evaluated to determine whether any adjustments are appropriate, and to reflect changes in the time value of the expected cash flows.

The Company used the following assumptions to calculate the value of the Economic Rights:

	March 22,	September 30,
	2012	2012
Probability of unsuccessful/successful outcomes	25% - 75%	25% - 75%
Amount of award or settlement (1)	$10.0 million - $20.0 million	$10.0 million - $20.0 million
Discount rate	16%	16%
Timing of cash flows	0.75 – 2.27 years	0.25 – 1.77 years
Royalty rate	6%	6%
Litigation expenses	$1.0 million – $3.0 million	$1.0 million – $3.0 million

(1)                     Assumptions take into consideration the cap on the amount that the Company would have to pay investors in the event of an award or settlement.

Other Liabilities Measured at Fair Value

Warrants Liability

The Company issued warrants to purchase shares of common stock under the registered direct financing completed in February 2007.  These warrants are being accounted for as a liability in accordance with ASC 815.  At the date of the transaction, the fair value of the warrants of $6.8 million was determined utilizing the Black-Scholes option pricing model utilizing the following assumptions: risk free interest rate — 4.68%, expected volatility — 85%, expected dividend yield — 0%, and a remaining contractual life of 7 years. As of September 30, 2012, the fair value of the warrants is nil based on the high exercise price of the warrants relative to the Company’s stock price at September 30, 2012 and the term of 1.38 years. The fair value of the warrant is remeasured each reporting period, with a gain or loss recognized in the consolidated statement of operations. Such gains or losses will continue to be reported until the warrants are exercised or expired. The Company used the Black-Scholes option-pricing model to value the warrants.

The Company recognized the change in the value of warrants as a gain on the consolidated statement of operations of $0.4 million and approximately $1,000 for the three months ended September 30, 2011 and 2012, respectively. The Company recognized a gain of $0.6 million and approximately $51,000 for the nine months ended September 30, 2011 and 2012, respectively.

Scottish Enterprise Agreement

On June 22, 2009, the Company amended the Agreement with Scottish Enterprise (“SE”) (the “Amendment”), in order to allow the Company to implement a reduction of the Company’s research operations located in Scotland in exchange for the parties’ agreement to modify the payment terms of the Agreement in the principal amount of £5 million (approximately $8.0 million at December 31, 2009), which SE had previously entered into with the Company. The Agreement provided for repayment of up to £5 million in the event the Company significantly reduced its Scottish research operations. Pursuant to the terms of the Amendment, in association with Cyclacel’s material reduction in staff at its Scottish research facility, the parties agreed to a modified payment of £1 million (approximately $1.7 million at June 22, 2009) payable in two equal tranches. On July 1, 2009, the first installment of £0.5 million (approximately $0.8 million) was paid and the remaining amount of £0.5 million (approximately $0.8 million) was paid on January 6, 2010.  In addition, should a further reduction below current minimum staff levels be effectuated before July 2014 without SE’s prior consent, the Company may be obligated to pay up to £4 million to SE, which will be calculated as a maximum of £4 million (approximately $6.2 million at December 31, 2011 and $6.5 million at September 30, 2012) less the market value of the shares held by SE at the time staffing levels in Scotland fall below the prescribed minimum levels. If the Company were to have reduced staffing levels below the prescribed levels, the amount potentially payable to SE would have been approximately £3.8 million (approximately $5.9 million) and approximately £3.8 million (approximately $6.2 million) at December 31, 2011 and September 30, 2012, respectively.

This arrangement is accounted for as a liability under ASC Topic 480, Distinguishing Liabilities from Equity (“ASC 480”), and is measured at fair value. Changes in fair value are recognized in earnings.  Due to the nature of the associated contingency and the likelihood of occurrence, the Company has concluded the fair value of this liability was approximately $20,000 at December 31, 2011 and September 30, 2012, respectively. The most significant inputs in estimating the fair value of this liability are the probabilities that staffing levels fall below the prescribed minimum and that the Company is unable or unwilling to replace such employees within the prescribed time period. At both December 31, 2011 and September 30, 2012, the Company used a scenario analysis model to arrive at the fair value of the Scottish Enterprise Agreement and assumed a 30% probability of falling below a minimum staffing level and a 1% probability that the occurrence of such an event would not be cured within the prescribed time period. At each reporting period, the inputs used to determine the fair value of the liability will be evaluated to determine whether adjustments are appropriate. Changes in the value of this liability are recorded in the consolidated statement of operations.

6                                         Fair Value

Fair value measurements

As defined in ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), fair value is based on the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In order to increase consistency and comparability in fair value measurements, ASC 820 establishes a fair value hierarchy that prioritizes observable and unobservable inputs used to measure fair value into three broad levels, which are described below:

•                  Level 1: Quoted prices (unadjusted) in active markets that are accessible at the measurement date for assets or liabilities. The fair value hierarchy gives the highest priority to Level 1 inputs.

•                  Level 2: Inputs other than quoted prices within Level 1 that are observable for the asset or liability, either directly or indirectly.

•                  Level 3: Unobservable inputs that are used when little or no market data is available. The fair value hierarchy gives the lowest priority to Level 3 inputs.

In determining fair value, the Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible as well as considering counterparty credit risk in its measurement of fair value.

The fair value of the Company’s financial assets and liabilities that are measured on a recurring basis were determined using the following inputs as of December 31, 2011:

	Fair Value Measurements Using Fair Value Hierarchy
	Level 1	Level 2	Level 3	Total
	$000	$000	$000	$000
Cash equivalents	19,894	—	—	19,894
Warrants liability	—	—	51	51
Other derivatives	—	—	20	20
Total	19,894		71	19,965

Warrants Liability

The Company issued warrants to purchase shares of common stock under the registered direct financing completed in February 2007. These warrants are being accounted for as a liability in accordance with ASC 815. At the date of the transaction, the fair value of the warrants of $6.8 million was determined utilizing the Black-Scholes option pricing model utilizing the following assumptions: risk free interest rate — 4.68%, expected volatility — 85%, expected dividend yield — 0%, and a remaining contractual life of 7 years. The value of the warrant is being marked to market each reporting period as a derivative gain or loss on the consolidated statement of operations until exercised or expiration. The fair value of the warrants was $0.7 million and $51,000 at December 31, 2010 and 2011, respectively. The Company used the Black-Scholes option-pricing model with the following assumptions to value the warrants:

	December 31,
	2010	2011
Exercise price	$59.08	$59.08
Expected term	3.13 Yrs	2.13 Yrs
Risk free interest rate	1.02%	0.25%
Expected volatility	121%	106%
Expected dividend yield over expected term	—	—

During the year ended December 31, 2011, the Company recognized the change in the value of warrants of $0.6 million as income on the consolidated statement of operations. During each of the years ended December 31, 2010 and 2009, the Company recognized an expense of $0.3 million from the change in the value of warrants.

Other Derivatives

Scottish Enterprise Agreement

On June 22, 2009, the Company amended the Agreement with Scottish Enterprise (“SE”) (the “Amendment”), in order to allow the Company to implement a reduction of the Company’s research operations located in Scotland in exchange for the parties’ agreement to modify the payment terms of the Agreement in the principal amount of £5 million (approximately $8.0 million at December 31, 2009), which SE had previously entered into with the Company. The Agreement provided for repayment of up to £5 million in the event the Company significantly reduced its Scottish research operations. Pursuant to the terms of the Amendment, in association with Cyclacel’s material reduction in staff at its Scottish research facility, the parties agreed to a modified payment of £1 million (approximately $1.7 million at June 22, 2009) payable in two equal tranches. On July 1, 2009, the first installment of £0.5 million (approximately $0.8 million) was paid and the remaining amount of £0.5 million (approximately $0.8 million) was paid on January 6, 2010. In addition, should a further reduction below current minimum staff levels be effectuated before July 2014 without SE’s prior consent, the Company may be obligated to pay up to £4 million to SE, which will be calculated as a maximum of £4 million (approximately $6.2 million at December 31, 2011) less the market value of the shares held by SE at the time staffing levels in Scotland fall below the prescribed minimum levels. If the Company were to have reduced staffing levels below the prescribed levels as of December 31, 2011, the amount potentially payable to SE would have been approximately £3.8 million (approximately $5.9 million) based on the Company’s share price of $4.13 at December 31, 2011.

This arrangement is accounted for as a liability under ASC 480, Distinguishing Liabilities from Equity (“ASC 480”), and is measured at fair value. Changes in fair value are recognized in earnings. Due to the nature of the associated contingency and the likelihood of occurrence, the Company has concluded the fair value of this liability was approximately $20,000 at December 30, 2011. The most significant inputs in estimating the fair value of this liability are the probabilities that staffing levels fall below the prescribed minimum and that the Company is unable or unwilling to replace such employees within the prescribed time period. As of December 31, 2011, the Company has concluded that the probability of the combination of these events occurring is minimal. Changes in the value of derivatives are recorded in the consolidated statement of operations.

The following table reconciles the beginning and ending balance of fair value measurement using Level 3 inputs for the year ended December 31, 2011:

Level 3
$000
Balance as of December 31, 2010	680
Change in valuation of warrants liability	(629)
Change in valuation of derivative	20
Balance as of December 31, 2011	71